SHARE CAPITAL	12 Months Ended
Mar. 31, 2022
Share Capital, Reserves, and Other Equity Interest [Abstract]
SHARE CAPITAL	SHARE CAPITAL
a)Authorized share capital
Unlimited number of Common Shares and an unlimited number of preferred shares without par value. The board of directors of Cybin would determine the designation, rights, privileges, and conditions attached to any preferred shares prior to issuance.
b)Issued share capital
Preferred Shares
As at March 31, 2022 the Company has nil preferred shares outstanding (March 31, 2021 - nil).
Common Shares
As at March 31, 2022, the Company has 12,545,767 Common Shares held in escrow (March 31, 2021 - 37,637,300).
During the year ended March 31, 2021, the Company completed the following share issuances:

Between April 1, 2020 and June 11, 2020, the Company issued 3,706,600 Common Shares as part of a rolling private placement at a price of $0.25 per share for total gross proceeds of $927.

In connection with the private placement, the Company issued finders an aggregate of 18,000 share purchase warrants. Each finder’s warrant entitled the holder to acquire one Common Share for $0.25 until June 15, 2022 and vested immediately. The Company estimated the aggregate fair value of the vested warrants using the Black-Scholes option pricing model to be $3 with the following assumptions:

Risk-free interest rate	0.38%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$ 0.25
Exercise price	$ 0.25

On June 15, 2020, Cybin Corp. issued 2,000,000 share purchase warrants. Each warrant entitles the holder to acquire one Common Share for $0.25 until June 15, 2022 and require certain milestone achievements in order to vest. The Company estimated a forfeiture rate of 100% as the recipient is not expected to meet these milestones. The Company estimated the aggregate fair value of the vested warrants using the Black-Scholes option pricing model to be $nil with the same assumptions (except for the forfeiture rate) as above.

On June 15, 2020, certain founders of the Company contributed an additional $164 of capital in respect of their original subscription for 6,569,772 Common Shares. The consideration paid was increased from the original issuance price of $0.0001 to $0.025 per Common Share; no additional shares were issued.

On June 16 and 17, 2020, the Company issued 10,540,066 Common Shares under a private placement at a price of $0.64 per share for total gross proceeds of $6,746.

In connection with the private placement the Company paid aggregate finders’ fees of $189 in cash and issued finders an aggregate of 295,309 share purchase warrants, of which 96,034 were issued on June 16, 2020 and the remaining 199,275 were issued on June 26, 2020. Each finder’s warrant entitles the holder to acquire one Common Share for $0.64 for a period of 24 months from the date of issuance. The Company estimated the aggregate fair value of the finders’ warrants using the Black-Scholes option pricing model to be $87 with the following assumptions:

Risk-free interest rate	0.38%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	2.00
Expected dividend yield	0.00%
Share price	$ 0.64
Exercise price	$ 0.64

On May 1, 2020, the Company issued convertible debt for gross proceeds of $300. The terms of the convertible debt were: maturity on August 10, 2020; non-interest bearing and convertible to Common Shares at a price of $0.25 per Common Share. The convertible debt automatically converted to 1,200,000 Common Shares on execution of the amalgamation agreement for the Reverse Takeover (see note 1).

On October 19, 2020, the Company issued 60,000,000 subscription receipts (the “Subscription Receipts”) at a price of $0.75 per Subscription Receipt for aggregate gross proceeds of $45,000. On closing of the Reverse Takeover, each Subscription Receipt was converted into one Common Share. In connection with the offering, a cash fee equal to 6% of the aggregate gross proceeds of the offering from non-U.S. resident investors was paid to the agents, except for certain orders on a president’s list (the “President’s List”) pursuant to which a cash fee of 1.5% was payable (the “Agents’ Cash Fee”). The Agents also received broker warrants (“Broker Warrants”) equal to 6.0% of the number of Subscription Receipts issued pursuant to the offering from non-
U.S. resident investors, except for orders on the President’s List pursuant to which no Broker Warrants were issued. Each Broker Warrant is exercisable into one Common Share (subject to customary adjustments) for a period of 24 months following the closing of the Reverse Takeover at an exercise price of $0.75, subject to adjustment in certain customary circumstances. In exchange for certain advisory services provided by the agents, the agents also received an advisory fee of $479 and 16,000 warrants on the same terms as the Broker Warrants. The Company also paid an additional cash fee of $1,180 and 2,590,000 warrants on the same terms as the Broker Warrants to certain finders and other advisors of the Company.

On November 5, 2020, the Company completed the Reverse Takeover transaction resulting in the previous shareholders of Clarmin holding 2,128,295 Common Shares.

On February 4, 2021, the Company completed a bought deal short form prospectus offering of 15,246,000 units of the Company (the “Units”) at a price of $2.25 per Unit for aggregate gross proceeds of $34,303 (the “Offering”). Each Unit consists of one Common Share and one-half of one Common Share purchase warrant (each whole warrant, a “2021 Warrant”). Each 2021 Warrant entitles the holder thereof to acquire one Common Share at an exercise price of $3.25 per Common Share expiring on February 4, 2024. In the event that the volume weighted average trading price of the Common Shares for ten consecutive trading days exceeds $5.00, the Company is to have the right to accelerate the expiry date of the 2021 Warrants upon not less than thirty trading days’ notice. In consideration for the services of the underwriters, the Company paid a cash commission equal to $1,955 and issued 868,740 Unit purchase warrants of the Company (the “Underwriters’ Warrants”). Each Underwriters’ Warrant is exercisable to acquire one Unit at $2.25, and expires on February 4, 2024.
During the year ended March 31, 2022, the Company completed the following share issuances:
On August 3, 2021, Cybin completed a public offering of 10,147,600 Common Shares at a price of $3.40 per Common Share for gross proceeds of $34,502 (the “August 2021 Offering”).
In connection with the August 2021 Offering, Cybin paid the underwriters a cash commission of $2,240 and issued 658,860 compensation Common Share purchase warrants of Cybin, with each compensation Common Share purchase warrant being exercisable to acquire one Common Share at a price of $3.40 for a period of 24 months. In addition, the Company incurred additional share issuance costs related to professional fees of $754.
Cybin US Class B Shares

Number of Class B Shares
As at March 31, 2020	—
Issued for acquisition	868,833.0
Issued on achievement of milestones	93,410.3
Balance as at March 31, 2021	962,243.3
Issued on achievement of milestones	269,007.8
Converted into Common Shares	(184,116.0)
Balance as at March 31, 2022	1,047,135.1
As at March 31, 2022, 1,047,135.1 Class B Shares were outstanding (March 31, 2021 - 962,243.3), which are exchangeable for a total of 10,471,351 Common Shares (March 31, 2021 - 9,622,433) (note 11). No Class B Shares were exchangeable prior to December 14, 2021, and not more than: (i) 33 1/3% of the Class B Shares are to be exchangeable prior to December 14, 2022; (ii) 66 2/3% of the Class B Shares are to be exchangeable prior to December 14, 2023; and (iii) thereafter, 100% of the Class B Shares are to be exchangeable. These consolidated financial statements reflect all of the issued Class B Shares on an as-converted basis.
During the year ended March 31, 2021, the Company completed the following Class B Shares issuances:

On December 4, 2020, Cybin US issued 868,833 Class B Shares, which are exchangeable into 8,688,330 Common Shares of the Company, pursuant to the Adelia Transaction (see note 4).

Accordingly, $3,146 of share issuance costs were recorded against the proceeds of the share issuance.

On January 12, 2021, pursuant to the terms of the Contribution Agreement, an aggregate of 51,163 Class B Shares were issued to the Former Adelia Shareholders in satisfaction of the achievement of the first Milestone, amounting to $1,018. The Class B Shares are exchangeable for a total of 511,630 Common Shares, resulting in an effective issue price of $1.99 per Common Share.

On March 11, 2021, pursuant to the terms of the Contribution Agreement, an aggregate of 42,247.3 Class B Shares were issued to the Former Adelia Shareholders in satisfaction of partial achievement of the second Milestone, amounting to $686. The Class B Shares are exchangeable for a total of 422,473 Common Shares, representing an effective issue price of $1.62 per Common Share.
During the year ended March 31, 2022, the Company completed the following Class B Shares issuances and conversions:

On June 28, 2021, pursuant to the terms of the Contribution Agreement, 15,777.1 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of the remaining requirements of the second Milestone, amounting to $458. The Class B Shares are exchangeable for a total of 157,771 Common Shares, representing an effective issue price of $2.90 per Common Share.

On August 17, 2021, pursuant to the terms of the Contribution Agreement, an additional 18,788.5 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain requirements of the third and fourth Milestones, amounting to $633. The Class B Shares are exchangeable for a total of 187,886 Common Shares, representing an effective issue price of $3.37 per Common Share.

On August 31, 2021, pursuant to the terms of the Contribution Agreement, the remaining requirements of the third Milestone were achieved. Accordingly, 9,392.6 Class B Shares were issued to the Former Adelia Shareholders, amounting to $317. The Class B Shares are exchangeable for a total of 93,926 Common Shares, representing an effective issue price of $3.38 per Common Share.

On November 18, 2021, pursuant to the terms of the Contribution Agreement, an additional 28,903 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain requirements of the fourth and fifth Milestones, amounting to $706. These Class B Shares are exchangeable for a total of 289,030 Common Shares, representing an effective issue price of $2.44 per Common Share.

On November 29, 2021, pursuant to the terms of the Contribution Agreement, an additional 31,721.5 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain requirements of the fourth and fifth Milestones, amounting to $629. These Class B Shares are exchangeable for a total of 317,215 Common Shares, representing an effective issue price of $1.98 per Common Share.
On January 6, 2022, pursuant to the terms of the Contribution Agreement, an additional 15,611.4 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of the Milestone identified as Year 2 Q1 (v), as contemplated by the terms of the Contribution Agreement, amounting to $236. These Class B Shares are exchangeable for a total of 156,114 Common Shares, representing an effective issue price of $1.51 per Common Share.

On February 14, 2022, pursuant to the terms of the Contribution Agreement, an additional 41,028.2 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of the Milestones identified as Y1, Q4 (iv), Y1, Q4 (v) and Y2, Q1 (vi), as contemplated by the terms of the Contribution Agreement, amounting to $551 at a price per Class B Share of $13.43. These Class B Shares are exchangeable for a total of 410,282 Common Shares, representing an effective issue price of $1.34 per Common Share.

On February 18, 2022, pursuant to the terms of the Contribution Agreement, an additional 17,239.5 Class B Shares were issued to the Former Adelia Shareholders due to the achievement of certain Milestones identified as Y2, Q2 (iii), as contemplated by the terms of the Contribution Agreement, having an aggregate value of $233 at a price per Class B Share of $13.54. These Class B Shares are exchangeable for a total of 172,395 Common Shares, representing an effective issue price of $1.35 per Common Share.

On March 25, 2022, pursuant to the terms of the Contribution Agreement, an additional 90,546.0 Class B Shares were issued to Former Adelia Shareholders due to the achievement of certain Milestones identified as Year 1 Q4 (vi); Year 2 Q2 (ii); Year 2 Q2 (v) and Year 2, Q3 (iii), as contemplated by the terms of the Contribution Agreement, having an aggregate value of $905 at a price per Class B Share of $9.99. These Class B Shares are exchangeable for a total of 905,460 Common Shares, representing an effective issue price of $1.00 per Common Share.
During the year ended March 31, 2022, certain Former Adelia Shareholders converted 184,116 Class B shares into Common Shares.
c)Warrants

The continuity of the outstanding warrants for the two years ended March 31, 2022 is as follows:

	Number of Warrants	Weighted average exercise price
		$
Common Share Purchase Warrants
As at March 31, 2020	60,000	0.25
Issued	29,451,284	1.13
Exercised	(815,047)	0.50
As at March 31, 2021	28,696,237	1.15
Issued	658,860	3.40
Exercised	(3,231,261)	0.91
Forfeited	(575,000)	0.54
Outstanding as at March 31, 2022	25,548,836	1.22
Exercisable as at March 31, 2022	24,755,086	1.25

Unit Purchase Warrants(1)
As at March 31, 2020	—	—
Issued	868,740	2.25
As at March 31, 2021	868,740	2.25
Issued	—	—
Exercised	—	—
Forfeited	—	—
Outstanding as at March 31, 2022	868,740	2.25
Exercisable as at March 31, 2022	868,740	2.25
(1) Each unit consisted of one Common Share and one half of one Common Share purchase warrant, with each Common Share purchase warrant being exercisable to acquire one Common Share at an exercise price of $3.25 per Common Share.

During the year ended March 31, 2022, 3,231,261 Common Share purchase warrants (March 31, 2021 - 815,047) were exercised by various holders for aggregate proceeds to the Company of $2,928 (March 31, 2021 - $407).
During the year ended March 31, 2021, the Company completed the following warrant issuances:

On June 15, 2020, the Company issued 14,725,000 warrants to directors, officers and advisors for services provided and to be provided. Each warrant entitles the holder to acquire one Common Share for $0.25 for a period of 60 months from the date of issuance. The vesting period for these warrants are as following:

i.12,875,000 warrants vested on the date of issuance.
ii.700,000 warrants vested quarterly over 24 months from the date of issuance.
iii.300,000 warrants vested monthly over 18 months from the date of issuance.
iv.150,000 warrants vested upon Cybin Corp. completing a public offering.
v.700,000 warrants vested upon Cybin Corp. reaching certain performance milestones.
The Company estimated the aggregate fair value of these warrants using the Black-Scholes option pricing model to be $2,668 with the following assumptions:

Risk-free interest rate	1.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$ 0.25
Exercise price	$ 0.25

On August 20, 2020, the Company issued 2,000,125 warrants to directors and advisors of the Company. Each warrant entitles the holder to acquire one Common Share for $0.64 for a period of 60 months from the date of issuance. The vesting period for these warrants are as following:

•600,125 warrants vested on the date of issuance.
•1,400,000 warrants vest quarterly over 24 months from the date of issuance.

On September 14, 2020, the Company issued 56,250 warrants to advisors of Cybin Corp. Each warrant entitles the holder to acquire one Common Share for $0.64 for a period of 60 months from the date of issuance, vesting immediately.

The Company estimated the aggregate fair value of the warrants issued on August 20, 2020 and September 14, 2020 using the Black-Scholes option pricing model to be $948 with the following assumptions:

Risk-free interest rate	1.21%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$ 0.64
Exercise price	$ 0.64

On October 19, 2020, the Company issued 127,600 Broker Warrants to brokers and 16,000 warrants to advisors. On November 3, 2020, the Company issued 2,590,000 warrants to other finders on the same terms as the Broker Warrants. Each warrant entitles the holder to acquire one Common Share for $0.75 for a period of 24 months from the date of issuance, vesting immediately.

The Company estimated the aggregate fair value of the warrants issued on October 19, 2020 using the Black-Scholes option pricing model to be $49 with the following assumptions:

Risk-free interest rate	0.36%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$ 0.75
Exercise price	$ 0.75

The Company estimated the aggregate fair value of the warrants issued on November 3, 2020 using the Black-Scholes option pricing model to be $1,388 with the following assumptions:

Risk-free interest rate	0.38%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$ 0.75
Exercise price	$ 0.75

On November 4, 2020, the Company amended the warrant agreement of one of its directors. Previously the vesting terms were: 300,000 warrants to vest over 18 months; 150,000 to vest on the completion of a merger, public offering, or sale of all or substantially all assets or shares of the Company or other change of control transaction; and 400,000 were based on milestone achievements of the Company The vesting requirements were revised to: 83,330 warrants vest in equal monthly tranches of 16,666 warrants on the first day of each month for 5 months following the date of issuance; and 766,670 warrants vest on completion of an amalgamation, merger, public offering, or sale of all or substantially all assets or shares of the Company or other change of control transaction. The warrants have an exercise price of $0.25 per share expiring on June 15, 2025.

On November 27, 2020, the vesting criteria for 2,000,000 share purchase warrants issued on June 15, 2020 and exchanged for warrants of the Company in connection with the Reverse Takeover were in renegotiations. The warrants now vest quarterly over a 24-month period commencing November 27, 2020.

On February 4, 2021, the Company issued 7,623,000 2021 Warrants in connection with the February 2021 Offering (see “Issued share capital”). Each 2021 Warrant entitles the holder thereof to acquire one Common Share at an exercise price of $3.25 per Common Share expiring on February 4, 2024. In the event that the volume weighted average trading price of the Common Shares for ten consecutive trading days exceeds $5.00, the Company shall have the right to accelerate the expiry date of the 2021 Warrants upon not less than thirty trading days’ notice. In consideration for the services of the underwriters, the Company issued 868,740 Underwriters’ Warrants. Each Underwriters’ Warrant is exercisable to acquire one Unit at the Issue Price, and expires on February 4, 2024.

The Company estimated the aggregate fair value of the 2021 Warrants issued on February 4, 2021 using the Black-Scholes option pricing model to be $5,899 with the following assumptions:

Risk-free interest rate	0.32%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$ 2.12
Exercise price	$ 3.25

The Company estimated the aggregate fair value of the Underwriters’ Warrants issued on February 4, 2021 using the Black-Scholes option pricing model to be $970 with the following assumptions:

Risk-free interest rate	0.32%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	3
Expected dividend yield	0.00%
Share price	$ 2.12
Exercise price	$ 2.25

During the year ended March 31, 2022, the Company completed the following warrant issuances and modifications:
In connection with the August 2021 Offering, the Company issued 658,860 compensation Common Share purchase warrants, with each compensation Common Share purchase warrant being exercisable to acquire one Common Share at a price of $3.40 for a period of 24 months. The Company estimated the aggregate fair value of the compensation Common Share purchase warrants issued on August 3, 2021 using the Black-Scholes option pricing model to be $1,299 with the following assumptions:

Risk-free interest rate	0.42%
Expected annual volatility, based on comparable companies	85%
Expected life (in years)	2
Expected dividend yield	0.00%
Share price	$3.83
Exercise price	$3.40
On November 10, 2021, the Company approved the amendment of the terms of 1,150,000 Common Share purchase warrants such that the expiry date was extended from June 15, 2025 to November 15, 2025. The incremental fair value using the Black-Scholes option pricing model results in additional share-based payment compensation of $12 for the year ended March 31, 2022.
The following summarizes information about warrants outstanding at March 31, 2022:

Date of Expiry	Warrants issued	Warrants outstanding	Warrants exercisable	Weighted average of exercisable price	Estimated grant date fair value	Weighted average remaining of outstanding contractual life
					$$000’s	Years
Common Share Purchase Warrants
June 15, 2022	2,018,000	1,000,000	500,000	0.25	108	0.21
June 26, 2022	199,275	99,638	99,638	0.64	29	0.24
October 19, 2022	143,600	113,713	113,713	0.75	42	0.55
November 3, 2022	2,590,000	1,105,000	1,105,000	0.75	376	0.59
August 3, 2023	658,860	658,860	658,860	3.40	1,229	1.34
February 1, 2024	7,623,000	7,146,500	7,146,500	3.25	5,454	1.84
June 15, 2025	13,575,000	12,800,000	12,600,000	0.25	2,318	3.21
August 20, 2025	2,000,125	1,475,125	1,381,375	0.64	677	3.39
November 15, 2025	1,150,000	1,150,000	1,150,000	0.25	220	3.63
	29,957,860	25,548,836	24,755,086	1.22	10,453	2.59

Unit Purchase Warrants
February 4, 2024	868,740	868,740	868,740	2.25	970	1.85
	868,740	868,740	868,740	2.25	970	1.85

As at March 31, 2022, the Company has 3,125,032 Common Share purchase warrants held in escrow (March 31, 2021 - 9,375,094).
The Company recognized share-based payments compensation related to the issuance of Common Share purchase warrants for the year ended March 31, 2022 of $40 (March 31, 2021 - $4,242) .
d)Stock options
On November 5, 2020, Cybin adopted a new equity incentive plan. Under the plan, the board of directors may grant share-based awards to acquire such number of Common Shares as is equal to up to 20% of the total number of issued and outstanding Common Shares at the time such awards are granted. Options granted under the plan vest over a period of time at the discretion of the board of directors. On August 16, 2021, the board of directors and the shareholders approved an amendment to the equity incentive plan to modify certain provisions for awards granted to residents of the United States, to increase the fixed number of Incentive Stock Options (as defined in the plan) and certain other housekeeping amendments.
The changes in options for the two years ended March 31, 2022 are as follows:

	Number of Options	Weighted average exercise price
		$
As at March 31, 2020	1,702,338	0.30
Granted	21,927,500	1.02
Exercised	(492,386)	0.37
Forfeited	(1,105,000)	0.37
As at March 31, 2021	22,032,452	1.01
Granted	9,144,600	2.42
Exercised	(1,588,300)	0.83
Forfeited	(683,750)	1.55
Cancelled	(20,000)	2.78
Outstanding as at March 31, 2022	28,885,002	1.45
Exercisable as at March 31, 2022	19,408,182	1.29
During the year ended March 31, 2021, the Company completed the following option issuances:
On June 15, 2020, the Company granted options to purchase up to 2,600,000 Common Shares to executive officers with an exercise price of $0.25. The options will expire on June 15, 2025.
On July 22, 2020, the Company granted options to purchase up to 500,000 Common Shares to executive officers with an exercise price of $0.64 per share. The options will expire on July 22, 2025.
On October 12, 2020, the Company granted options to purchase up to 3,000,000 Common Shares to executive officers with an exercise price of $0.75 per share, vesting over a 24-month period. The options will expire on October 12, 2025.

On November 4, 2020, the Company granted 6,200,000 options to purchase up to: 4,500,000 Common Shares to executive officers, 250,000 Common Shares to employees, and 1,450,000 Common Shares to advisors, with an exercise price of $0.75 per Common Share and vesting over a 24-month period. The options will expire on November 4, 2025.
On November 5, 2020, the Company completed a Common Share consolidation on the basis of 6.6672 old Common Shares into one new Common Share. After completion of the consolidation, there were 202,338 options to purchase Common Shares outstanding, with an exercise price of $0.6672 per Common Share, with such options being fully vested and having an expiration date of December 11, 2022.

On November 13, 2020, the Company granted options to purchase up to 500,000 Common Shares to executive officers with an exercise price of $0.88 per Common Share and vesting over a 24-month period. The options will expire on November 13, 2025.

On November 27, 2020, the Company granted options to purchase up to 200,000 Common Shares to a consultant of the Company with an exercise price of $0.91 per Common Share, and vesting on April 27, 2021. The options will expire on November 27, 2022.
On December 11, 2020, the Company granted options to purchase up to 700,000 Common Shares to consultants of the Company with an exercise price of $1.48 per Common Share, and vesting over a 24-month period. The options will expire on December 11, 2025.

On December 14, 2020, the Company granted options to purchase up to 2,244,100 Common Shares to executive officers and consultants of the Company with an exercise price of $1.74 per Common Share, and vesting over a 24-month period. The options will expire on December 14, 2025 (see note 4).

On December 16, 2020, options to purchase up to 200,000 Common Shares expired unexercised as a result of the termination of a consultant of the Company.

On December 28, 2020, the Company granted options to purchase up to 760,000 Common Shares to directors and executive officers with an exercise price of $1.89 per Common Share, and vesting over a 24-month period. The options will expire on December 28, 2025.

On January 2, 2021, the Company granted options to purchase up to 225,000 Common Shares to an employee with an exercise price of $1.89 per Common Share, and vesting over a 24-month period. The options will expire on January 2, 2026.

On February 15, 2021, the Company granted options to purchase up to 170,000 Common Shares to consultants with an exercise price of $2.03 per Common Share, and vesting over a 24-month period. The options will expire on February 15, 2026.

On February 16, 2021, the Company granted options to purchase up to 150,000 Common Shares to a consultant with an exercise price of $2.03 per Common Share, and vesting over a 24-month period. The options will expire on February 16, 2026.

On March 10, 2021, the Company granted options to purchase up to 1,900,900 Common Shares to certain executive officers, employees, and consultants, with an exercise price of $1.39 per Common Share and vesting over a 24-month period. The options will expire on March 10, 2026.

On March 15, 2021, the Company granted options to purchase up to 300,000 Common Shares to a consultant with an exercise price of $1.55 per Common Share, and vesting over a 24-month period. The options will expire on March 15, 2026.

On March 28, 2021, the Company granted options to purchase up to: 225,000 Common Shares to an executive officer, 275,000 Common Shares to employees, and 1,575,000 Common Shares to consultants, with an exercise price of $1.36 per Common Share and vesting over a 24-month period. The options will expire on March 28, 2026.

On March 29, 2021, the Company granted options to purchase up to 37,500 Common Shares to a consultant with an exercise price of $1.32 per Common Share, vesting over a 24-month period expiring March 29, 2026.
On March 31, 2021, the Company granted options to purchase up to 20,000 Common Shares to certain employees with an exercise price of $1.74 per Common Share, and vesting over 24-month period and 345,000 Common Shares with an exercise price of $1.35 per Common Share to certain employees, vesting over a 24-month period. The options will expire on December 25, 2025 and March 31, 2026, respectively.
From April 1, 2020 to March 31, 2021, employees and consultants exercised 492,386 options for gross proceeds of $183 paid to the Company.
During the year ended March 31, 2022, the Company completed the following option issuances:

On June 28, 2021, the Company granted options to purchase up to: 1,975,000 Common Shares to executive officers, 1,090,000 Common Shares to employees, and 194,000 Common Shares to consultants, with an exercise price of $2.90 per Common Share and vesting over two years. On the same date, the Company granted options to purchase 550,000 Common Shares to consultants with an exercise price of $2.90 per Common Share and vesting over one year. In addition, the Company granted options to purchase up to 25,000 Common Shares to a consultant that vested immediately with an exercise price of $2.90 per Common Share. The options will expire on June 28, 2026. The aggregate estimated grant date fair value was determined to be $7,994, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.98%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.90
Exercise price	$2.90

On August 16, 2021, the Company granted options to purchase up to: 165,000 Common Shares to employees, and 50,000 Common Shares to consultants, with an exercise price of $2.48 per Common Share, and vesting over two years. The options will expire on August 16, 2026. The estimated grant date fair value was determined to be $383, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.81%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.48
Exercise price	$2.48

On August 18, 2021, the Company granted options to purchase up to 300,000 Common Shares to an executive officer with an exercise price of $2.48 per Common Share and vesting over two years. The options will expire on August 18, 2026. The estimated grant date fair value was determined to be $519, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.82%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.42
Exercise price	$2.48

On September 27, 2021, the Company granted options to purchase up to 585,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options will expire on September 27, 2026. The estimated grant date fair value was determined to be $1,186, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$3.15

On September 27, 2021, the Company granted options to purchase up to 195,000 Common Shares to a director with an exercise price of $2.87 per Common Share and vesting over two years. The options will expire on September 27, 2026. The estimated grant date fair value was determined to be $403, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.06%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.87
Exercise price	$2.87

On September 30, 2021, the Company granted options to purchase up to 450,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options will expire on September 30, 2026. The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.11%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5.00
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$3.15
On September 30, 2021, the Company granted options to purchase up to 40,000 Common Shares to a consultant with an exercise price of $2.78 per Common Share and vesting over one year. The options will expire on June 30, 2023. The estimated grant date fair value was determined to be $48, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.53%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.75
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78

On September 30, 2021, the Company granted options to purchase up to 700,000 Common Shares to consultants with an exercise price of $2.78 per Common Share and vesting over one year. The options will expire on December 31, 2022. The estimated grant date fair value was determined to be $715, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	0.41%
Expected annual volatility, based on comparable companies	85.00%
Expected life (in years)	1.25
Expected dividend yield	0.00%
Share price	$2.78
Exercise price	$2.78

On December 31, 2021, the Company granted options to purchase up to 40,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options will expire on December 31, 2026. The estimated grant date fair value was determined to be $36, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$3.15

On December 31, 2021, the Company granted options to purchase up to 1,250,000 Common Shares to consultants with an exercise price of $1.50 per Common Share and vesting over two years. The options will expire on December 31, 2026. The estimated grant date fair value was determined to be $1,352, calculated using the Black-Company option pricing model with the following assumptions:

Risk-free interest rate	1.25%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.50
Exercise price	$1.50

On March 4, 2022, the Company granted options to purchase up to: 1,035,600 Common Shares to executive officers and 40,000 Common Shares to consultants, with an exercise price of $1.13 per Common Share and vesting over two years. The options will expire on March 4, 2027. The estimated grant date fair value was determined to be $878, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$1.13
On March 4, 2022, the Company granted options to purchase up to 60,000 Common Shares to employees with an exercise price of $3.15 per Common Share and vesting over two years. The options will expire on March 4, 2027. The estimated grant date fair value was determined to be $38, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.46%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.13
Exercise price	$3.15
On March 8, 2022, the Company granted options to purchase up to 400,000 Common Shares to a consultant with an exercise price of $1.02 per Common Share and vesting over two months. The options will expire on March 8, 2027. The estimated grant date fair value was determined to be $295, calculated using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	1.61%
Expected annual volatility, based on comparable companies	95.00%
Expected life (in years)	5
Expected dividend yield	0.00%
Share price	$1.02
Exercise price	$1.02
During the year ended March 31, 2022, the Company amended the vesting and expiry dates of certain options with former employees of the Company, resulting in a modification of terms. As a result of the modifications, the Company calculated the incremental fair value using the Black-Scholes option pricing model. The fair value of the options after modification was determined to be less than the fair value prior to modification and therefore the original fair value of the grant was used and is being recognized over the new vesting schedule.
The Company accelerated the vesting schedule of 1,031,250 options issued to certain consultants to a date during the year ended March 31, 2022. As a result, an additional share-based payment compensation expense of $168 was recorded in the consolidated statement of loss and other comprehensive loss.
During the year ended March 31, 2022, 1,588,300 options (March 31, 2021 - $492,386) were exercised by various holders for aggregate proceeds to the Company of $1,342 (March 31, 2021 - $182).
The following summarizes information about stock options outstanding on March 31, 2022:

	Exercise Price	Number of options outstanding	Number of options exercisable	Weighted average remaining life	Recognized estimated grant date fair value
Expiry date	$			Years	$000’s
May 10, 2022	2.90	13,500	13,500	0.11	28
June 29, 2022	2.90	37,500	37,500	0.25	78
August 12, 2022	2.90	6,250	6,250	0.37	13
November 27, 2022	0.91	200,000	200,000	0.66	91
December 11, 2022	0.67	59,952	59,952	0.70	23
December 31, 2022	2.78	700,000	700,000	0.75	715
June 30, 2023	2.78	20,000	20,000	1.25	24
June 15, 2025	0.25	2,350,000	2,350,000	3.21	420
October 12, 2025	0.75	3,000,000	2,250,000	3.54	1,557
November 4, 2025	0.75	6,000,000	4,562,500	3.60	3,110
November 13, 2025	0.88	500,000	375,000	3.62	303
December 11, 2025	1.48	700,000	625,000	3.70	721
December 14, 2025	1.74	2,264,100	1,695,572	3.71	2,668
December 28, 2025	1.89	760,000	570,000	3.75	969
January 2, 2026	1.89	225,000	140,625	3.76	286
February 15, 2026	2.03	170,000	96,875	3.88	213
February 16, 2026	2.03	150,000	93,750	3.88	194
March 10, 2026	1.39	1,272,600	1,071,633	3.95	1,210
March 15, 2026	1.55	300,000	187,500	3.96	318
March 28, 2026	1.36	1,575,000	1,340,625	3.99	1,463
March 29, 2026	1.32	37,500	37,500	4.00	36
March 31, 2026	1.35	345,000	165,625	4.00	270
June 28, 2026	2.90	3,648,000	1,714,875	4.25	6,224
August 16, 2026	2.48	215,000	80,625	4.38	260
August 18, 2026	2.48	300,000	112,500	4.39	352
September 27, 2026	3.15	565,000	141,250	4.50	637
September 27, 2026	2.87	195,000	73,125	4.50	262
September 30, 2026	3.15	450,000	112,500	4.50	486
December 31, 2026	3.15	40,000	10,000	4.76	16
December 31, 2026	1.50	1,250,000	87,500	4.76	329
March 4, 2027	1.13	1,075,600	268,900	4.93	287
March 4, 2027	3.15	60,000	7,500	4.93	8
March 8, 2027	1.02	400,000	200,000	4.94	212
		28,885,002	19,408,182	3.58	23,783
The Company recognized share-based payments expense related to the issuance of stock options for the year ended March 31, 2022 of $17,990 (March 31, 2021 - $7,312).
As at March 31, 2022, the Company has 2,981,250 options held in escrow (March 31, 2021 - 8,475,000).
The outstanding options and warrants disclosed above were anti-dilutive for the two years ended March 31, 2022 and did not impact the calculation of the loss per share.